Other Balance Sheet Accounts - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Cash and bank deposits	$ 820,959	$ 739,042
Amounts due from third-party credit card processors	9,059	5,272
Total cash and cash equivalents	1,385,265	919,227	$ 1,479,969	$ 1,268,441
Money market funds
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	555,247	20,966
Commercial paper
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	0	149,347
Agency securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	$ 0	$ 4,600